Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$536,895.3	$551,919.8
Agency bonds	—	776.0
Commercial paper	1,997.2	695.9
Repurchase agreements collateralized by corporate bonds	2,361.3	—

	$541,253.8	$553,391.7